Expense Example, No Redemption - FT Vest Laddered Enhance & Moderate Buffer ETF - FT Vest Laddered Enhance & Moderate Buffer ETF	Jun. 13, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	$ 303